CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit	€ 2,758	€ 2,764	€ 4,860
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	(9)	8	(31)
Share of other comprehensive income (loss) on equity-accounted investments		1	(2)
Change of minor investments measured at fair value with effects to OCI	(30)	62	45
Tax effect	2	(4)	10
Total items that are not reclassified to profit or loss in later periods, net of tax	(37)	67	22
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(6,410)	3,066	(2,010)
Change in the fair value of cash flow hedging derivatives	865	(912)	541
Share of other comprehensive income (loss) on equity-accounted investments	65	(69)	54
Tax effect	(258)	263	(158)
Total items that may be reclassified to profit or loss in later periods, net of tax	(5,738)	2,348	(1,573)
Total other items of comprehensive income (loss)	(5,775)	2,415	(1,551)
Total comprehensive income	(3,017)	5,179	3,309
Attributable to Eni	(2,874)	4,962	3,220
Attributable to non-controlling interest	€ (143)	€ 217	€ 89